Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation.  The accompanying consolidated financial statements include the accounts of MDC Partners Inc. and its domestic and international controlled subsidiaries that are not considered variable interest entities, and variable interest entities for which the Company is the primary beneficiary. Intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates
Use of Estimates.  The preparation of consolidated financial statements in conformity with GAAP requires management to make judgments, estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities including goodwill, intangible assets, contingent deferred acquisition consideration, redeemable noncontrolling interests, deferred tax assets and the amounts of revenue and expenses reported during the period. These estimates are evaluated on an ongoing basis and are based on historical experience, current conditions and various other assumptions believed to be reasonable under the circumstances. These estimates require the use of assumptions about future performance, which are uncertain at the time of estimation. To the extent actual results differ from the assumptions used, results of operations and cash flows could be materially affected.

Fair Value
Fair Value.  The Company applies the fair value measurement guidance for financial assets and liabilities that are required to be measured at fair value and for non-financial assets and liabilities that are not required to be measured at fair value on a recurring basis, including goodwill and other identifiable intangible assets. The measurement of fair value requires the use of techniques based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect market assumptions.
When available, the Company uses quoted market prices in active markets to determine the fair value of its financial instruments and classifies such items in Level 1. In some cases, quoted market prices are used for similar instruments in active markets and the Company classifies such items in Level 2.
Concentration of Credit Risk
Concentration of Credit Risk.  The Company provides marketing communications services to clients who operate in most industry sectors. Credit is granted to qualified clients in the ordinary course of business. Due to the diversified nature of the Company’s client base, the Company does not believe that it is exposed to a concentration of credit risk. No client accounted for more than 10% of the Company’s consolidated accounts receivable as of December 31, 2019 or December 31, 2018. No sales to an individual client or country other than in the United States accounted for more than 10% of revenue for the fiscal years ended December 31, 2019, 2018, or 2017. As the Company operates in foreign markets, it is always considered at least reasonably possible foreign operations will be disrupted in the near term.

Cash and Cash Equivalents
Cash and Cash Equivalents.  The Company’s cash equivalents are primarily comprised of investments in overnight interest-bearing deposits, money market instruments and other short-term investments with original maturity dates of three months or less at the time of purchase. The Company has a concentration of credit risk in that there are cash deposits in excess of federally insured amounts.

Allowance for Doubtful Accounts
Allowance for Doubtful Accounts.  Trade receivables are stated at invoiced amounts less allowances for doubtful accounts. The allowances represent estimated uncollectible receivables associated with potential customer defaults usually due to customers’ potential insolvency. The allowances include amounts for certain customers where a risk of default has been specifically identified. The assessment of the likelihood of customer defaults is based on various factors, including the length of time the receivables are past due, historical experience and existing economic conditions.

Expenditures Billable To Clients
Expenditures Billable to Clients.  Expenditures billable to clients consist principally of outside vendor costs incurred on behalf of clients when providing services that have not yet been invoiced to clients. Such amounts are invoiced to clients at various times over the course of the production process.

Fixed Assets
Fixed Assets.  Fixed assets are stated at cost, net of accumulated depreciation. Computers, furniture and fixtures are depreciated on a straight-line basis over periods of three to seven years. Leasehold improvements are depreciated on a straight-line basis over the lesser of the term of the related lease or the estimated useful life of the asset. Repairs and maintenance costs are expensed as incurred.

Leases
Leases. Effective January 1, 2019, the Company adopted ASC 842, Leases. As a result, comparative prior periods have not been adjusted and continue to be reported under ASC 840, Leases. The Company recognizes on the balance sheet at the time of lease commencement a right-of-use lease asset and a lease liability, initially measured at the present value of the lease payments. All right-of-use lease assets are reviewed for impairment. See Note 3 and Note 10 of the Notes to the Consolidated Financial Statements included herein for further information on leases.

Impairment of Long-Lived Assets
Impairment of Long-lived Assets.  A long-lived asset or asset group is tested for recoverability whenever events or changes in circumstances indicate that its carrying amount may not be recoverable. When such events occur, the Company compares the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset or asset group to the carrying amount of such asset or asset group. If this comparison indicates that there is an impairment, the amount of the impairment is typically calculated using discounted expected future cash flows where observable fair values are not readily determinable. The discount rate applied to these cash flows is based on the Company’s weighted average cost of capital (“WACC”), risk adjusted where appropriate, or other appropriate discount rate.

Equity Method Investments
Equity Method Investments.  Equity method investments are investments in entities in which the Company has an ownership interest of less than 50% and has significant influence, or joint control by contractual arrangement, (i) over the operating and financial policies of the affiliate or (ii) has an ownership interest greater than 50%; however, the substantive participating rights of the noncontrolling interest shareholders preclude the Company from exercising unilateral control over the operating and financial policies of the affiliate. The Company’s proportionate share of the net income or loss of equity method investments is included in the results of operations and any dividends and distributions reduce the carrying value of the investments. The Company’s equity method investments, include various interests in investment funds, are included in Investments in non-consolidated affiliates within the Consolidated Balance Sheets. The Company’s management periodically evaluates these investments to determine if there has been a decline in value that is other than temporary.

Other Investments
Other Investments.  From time to time, the Company makes investments in start-ups, such as advertising technology and innovative consumer product companies, where the Company does not exercise significant influence over the operating and financial policies of the investee. Non-marketable equity investments (cost method investments) do not have a readily determinable fair value and are recorded at cost, less any impairment, adjusted for qualifying observable investment balance changes. The carrying amount for these investments, which are included in Other assets within the Consolidated Balance Sheets as of December 31, 2019 and 2018 was $9,854 and $8,072, respectively.
The Company is required to measure these other investments at fair value and recognize any changes in fair value within net income or loss unless for investments that don’t have readily determinable fair values and don’t qualify for certain criteria an alternative for measurement exists. The alternative is to measure these investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. The Company has elected to measure these investments under the alternative method. The Company performs a qualitative assessment to review these investments for impairment by identifying any impairment indicators, such as significant deterioration of earnings or significant change in the industry. If the qualitative assessment indicates an investment is impaired, the Company estimates the fair value and reduces the carrying value of the investment down to its fair value with the loss recorded within net income or loss.
Goodwill and Indefinite Lived Intangibles
Goodwill and Indefinite Lived Intangibles.  Goodwill (the excess of the acquisition cost over the fair value of the net assets acquired) and an indefinite life intangible asset (a trademark) acquired as a result of a business combination which are not subject to amortization are tested for impairment annually as of October 1st of each year, or more frequently if indicators of potential impairment exist. For goodwill, impairment is assessed at the reporting unit level.
For the annual impairment test, the Company has the option of assessing qualitative factors to determine whether it is more likely than not that the carrying amount of a reporting unit exceeds its fair value or performing a quantitative goodwill impairment test. Qualitative factors considered in the assessment include industry and market considerations, the competitive environment, overall financial performance, changing cost factors such as labor costs, and other factors specific to each reporting unit such as change in management or key personnel.
If the Company elects to perform the qualitative assessment and concludes that it is more likely than not that the fair value of the reporting unit is more than its carrying amount, then goodwill is not considered impaired and the quantitative impairment test is not necessary. For reporting units for which the qualitative assessment concludes that it is more likely than not that the fair value of the reporting unit is less than its carrying amount and for reporting units for which the qualitative assessment is not performed, the Company will perform the quantitative impairment test, which compares the fair value of the reporting unit to its carrying amount. If the fair value of the reporting unit exceeds the carrying amount of the net assets assigned to that reporting unit, goodwill is not considered impaired. However, if the fair value of the reporting unit is lower than the carrying amount of the net assets assigned to the reporting unit, an impairment charge is recognized equal to the excess of the carrying amount over the fair value.
Determining the fair value of a reporting unit involves the use of significant estimates and assumptions. For the 2019 annual impairment test, the Company used an income approach, which incorporates the use of the discounted cash flow (“DCF”) method. The income approach requires the exercise of significant judgment, including judgment about the amount and timing of expected future cash flows, assumed terminal value and appropriate discount rates.
The DCF estimates incorporate expected cash flows that represent a spectrum of the amount and timing of possible cash flows of each reporting unit from a market participant perspective. The expected cash flows are developed from the Company’s long-range planning process using projections of operating results and related cash flows based on assumed long-term growth rates, demand trends and appropriate discount rates based on a reporting unit’s WACC as determined by considering the observable WACC of comparable companies and factors specific to the reporting unit. The terminal value is estimated using a constant growth method which requires an assumption about the expected long-term growth rate. The estimates are based on historical data and experience, industry projections, economic conditions, and the Company’s expectations. See Note 8 of the Notes to the Consolidated Financial Statements included herein for additional information regarding the Company’s impairment test.
Indefinite-lived intangible assets are primarily evaluated on an annual basis, generally in conjunction with the Company’s evaluation of goodwill balances.
Definite Lived Intangible Assets
Definite Lived Intangible Assets.  Definite lived intangible assets are subject to amortization over their useful lives. The method of amortization selected reflects the pattern in which the economic benefits of the specific intangible asset is consumed or otherwise used. If that pattern cannot be reliably determined, a straight-line amortization method is used over the estimated useful life. Intangible assets that are subject to amortization are reviewed for potential impairment at least annually or whenever events or circumstances indicate that carrying amounts may not be recoverable. See Note 8 of the Notes to the Consolidated Financial Statements included herein for further information.

Business Combinations
Business Combinations. Business combinations are accounted for using the acquisition method and accordingly, the assets acquired (including identified intangible assets), the liabilities assumed and any noncontrolling interest in the acquired business are recorded at their acquisition date fair values. The Company’s acquisition model typically provides for an initial payment at closing and for future additional contingent purchase price obligations. Contingent purchase price obligations are recorded as deferred acquisition consideration on the balance sheet at the acquisition date fair value and are remeasured at each reporting period. Changes in such estimated values are recorded in the results of operations.
For each acquisition, the Company undertakes a detailed review to identify other intangible assets and a valuation is performed for all such identified assets. The Company uses several market participant measurements to determine estimated value. This approach includes consideration of similar and recent transactions, as well as utilizing discounted expected cash flow methodologies. A substantial portion of the intangible assets value that the Company acquires is the specialized know-how of the workforce, which is treated as part of goodwill and is not required to be valued separately. The majority of the value of the identifiable intangible assets acquired is derived from customer relationships, including the related customer contracts, as well as trademarks.

Deferred Acquisition Consideration
Deferred Acquisition Consideration. Consistent with past practice of acquiring a majority ownership position, most acquisitions include an initial payment at the time of closing and provide for future additional contingent purchase price payments. Contingent purchase price obligations for these transactions are recorded as deferred acquisition consideration liabilities, and are derived from the projected performance of the acquired entity and are based on predetermined formulas. These various contractual valuation formulas may be dependent on future events, such as the growth rate of the earnings of the relevant subsidiary during the contractual period. The liability is adjusted quarterly based on changes in current information affecting each subsidiary’s current operating results and the impact this information will have on future results included in the calculation of the estimated liability. In addition, changes in various contractual valuation formulas as well as adjustments to present value impact quarterly adjustments. These adjustments are recorded in results of operations.

Redeemable Noncontrolling Interest
Redeemable Noncontrolling Interests. Many of the Company’s acquisitions include contractual arrangements where the noncontrolling shareholders have an option to purchase, or may require the Company to purchase, such noncontrolling shareholders’ incremental ownership interests under certain circumstances. The Company has similar call options under the same contractual terms. The amount of consideration under these contractual arrangements is not a fixed amount, but rather is dependent upon various valuation formulas, such as the average earnings of the relevant subsidiary through the date of exercise or the growth rate of the earnings of the relevant subsidiary during that period. In the event that an incremental purchase may be required by the Company, the amounts are recorded as redeemable noncontrolling interests in mezzanine equity on the Consolidated Balance
Sheets at their acquisition date fair value and adjusted for changes to their estimated redemption value through Common stock and other paid-in capital in the Consolidated Balance Sheets (but not less than their initial redemption value), except for foreign currency translation adjustments. These adjustments will not impact the calculation of earnings (loss) per share if the redemption values are less than the estimated fair values. See Note 13 of the Notes to the Consolidated Financial Statements for detail on the impact on the Company’s earnings (loss) per share calculation.

Subsidiary and Equity Investment Stock Transactions
Subsidiary and Equity Investment Stock Transactions. Transactions involving the purchase, sale or issuance of stock of a subsidiary where control is maintained are recorded as a reduction in the redeemable noncontrolling interests or noncontrolling interests, as applicable. Any difference between the purchase price and noncontrolling interest is recorded to Common stock and other paid-in capital in the Consolidated Balance Sheets. In circumstances where the purchase of shares of an equity investment results in obtaining control, the existing carrying value of the investment is remeasured to the acquisition date fair value and any gain or loss is recognized in results of operations.

Revenue Recognition
Revenue Recognition.  The Company’s revenue is recognized when control of the promised goods or services is transferred to our clients, in an amount that reflects the consideration we expect to be entitled to in exchange for those goods or services. See Note 5 of the Notes to the Consolidated Financial Statements included herein for additional information.

Cost of Services Sold	Cost of Services Sold. Cost of services sold primarily consists of staff costs, and does not include depreciation charges for fixed assets.
Interest Expense	Interest Expense. The Company uses the effective interest method to amortize deferred financing costs and any original issue premium or discount, if applicable. The Company also uses the straight-line method, which approximates the effective interest method, to amortize the deferred financing costs on the Credit Agreement.
Income Taxes
Income Taxes. The Company records a valuation allowance against deferred income tax assets when management believes it is more likely than not that some portion or all of the deferred income tax assets will not be realized. Management evaluates on a quarterly basis all available positive and negative evidence considering factors such as the reversal of deferred income tax liabilities, projected future taxable income, the character of the income tax asset, tax planning strategies, changes in tax laws and other factors. The periodic assessment of the net carrying value of the Company’s deferred tax assets under the applicable accounting rules requires significant management judgment. A change to any of these factors could impact the estimated valuation allowance and income tax expense.

Share-based Compensation
Stock-Based Compensation.  Under the fair value method, compensation cost is measured at fair value at the date of grant and is expensed over the service period, generally the award’s vesting period. The Company uses its historical volatility derived over the expected term of the award to determine the volatility factor used in determining the fair value of the award. The Company recognizes forfeitures as they occur.
Stock-based awards that are settled in cash or equity at the option of the Company are recorded at fair value on the date of grant. The fair value measurement of the compensation cost for these awards is based on using the Black-Scholes option pricing-model or other acceptable method and is recorded in operating income over the service period, in this case the award’s vesting period.
The Company has adopted the straight-line attribution method for determining the compensation cost to be recorded during each accounting period. The Company commences recording compensation expense related to awards that are based on performance conditions under the straight-line attribution method when it is probable that such performance conditions will be met.
From time to time, certain acquisitions and step-up transactions include an element of compensation related payments. The Company accounts for those payments as stock-based compensation.
Reitrement Costs
Retirement Costs.  Several of the Company’s subsidiaries offer employees access to certain defined contribution retirement programs. Under the defined contribution plans, these subsidiaries, in some cases, make annual contributions to participants’ accounts which are subject to vesting. The Company’s contribution expense pursuant to these plans was $11,909, $11,136 and $10,031 for the years ended December 31, 2019, 2018, and 2017, respectively. The Company also has a defined benefit pension plan. See Note 12 of the Notes to the Consolidated Financial Statements included herein for additional information on the defined benefit plan.

Income (Loss) per Common Share
Income (Loss) per Common Share.  Basic income (loss) per common share is based upon the weighted average number of common shares outstanding during each period. Diluted income (loss) per common share is based on the above, in addition, if dilutive, common share equivalents, which include outstanding options, stock appreciation rights, and unvested restricted stock units. In periods of net loss, all potentially issuable common shares are excluded from diluted net loss per common share because they are anti-dilutive.
The Company has 145,000 authorized and issued convertible preference shares. The two-class method is applied to calculate basic net income (loss) attributable to MDC Partners Inc. per common share in periods in which shares of convertible preference shares are outstanding, as shares of convertible preference shares are participating securities due to their dividend rights. See Note 15 of the Notes to the Consolidated Financial Statements included herein for additional information. The two-class method is an earnings allocation method under which earnings per share is calculated for common stock considering a participating security’s rights to undistributed earnings as if all such earnings had been distributed during the period. Either the two-class method or the if-converted method is applied to calculate diluted net income per common share, depending on which method results in more dilution. The Company’s participating securities are not included in the computation of net loss per common share in periods of net loss because the convertible preference shareholders have no contractual obligation to participate in losses.

Foreign Currency Translation
Foreign Currency Translation.  The functional currency of the Company is the Canadian dollar; however, it has decided to use U.S. dollars as its reporting currency for consolidated reporting purposes. Generally, the Company’s subsidiaries use their local currency as their functional currency. Accordingly, the currency impacts of the translation of the Consolidated Balance Sheets of the Company and its non-U.S. dollar based subsidiaries to U.S. dollar statements are included as cumulative translation adjustments in Accumulated other comprehensive (loss) income. Translation of intercompany debt, which is not intended to be repaid, is included in cumulative translation adjustments. Cumulative translation adjustments are not included in net earnings (loss) unless they are actually realized through a sale or upon complete, or substantially complete, liquidation of the Company’s net investment in the foreign operation. Translation of current intercompany balances are included in net earnings (loss). The balance sheets of non-U.S. dollar based subsidiaries are translated at the period end rate. The Consolidated Statements of Operation of the Company and its non-U.S. dollar based subsidiaries are translated at average exchange rates for the period.
Gains and losses arising from the Company’s foreign currency transactions are reflected in net earnings. Unrealized gains or losses arising on the translation of certain intercompany foreign currency transactions that are of a long-term nature (that is settlement is not planned or anticipated in the future) are included as cumulative translation adjustments in Accumulated other comprehensive (loss) income.

New Accounting Pronouncements
Adopted In The Current Reporting Period
Effective January 1, 2019, the Company adopted ASC 842. As a result, comparative prior periods have not been adjusted and continue to be reported under ASC 840, Leases. With the adoption of ASC 842, the Company has elected to apply the package of practical expedients: (1) whether a contract is or contains a lease, (2) the classification of existing leases, and (3) whether previously capitalized costs continue to qualify as initial indirect costs. Additionally, the Company elected the practical expedient to not separate non-lease components from lease components for all operating leases.
The adoption of ASC 842 had a material impact on the Company’s Consolidated Balance Sheets, resulting in the recognition, on January 1, 2019, of a lease liability of $299,243 which represents the present value of the remaining lease payments, and a right-of-use lease asset of $254,245 which represents the lease liability, offset by adjustments as appropriate under ASC 842. The adoption of ASC 842 did not have a material impact on the Company’s other Consolidated Financial Statements.